Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005450 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005450 | Top10HoldingMastercardBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005450 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005450 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005450 | Top10HoldingGoldman Sachs GroupBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005450 | Top10HoldingWells FargoBNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005450 | Top10HoldingCharles SchwabBNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005450 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005450 | Top10HoldingCapital One FinancialBNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005450 | Top10HoldingMorgan StanleyBNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005450 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005450 | Payments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005450 | Investment Banks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005450 | Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005450 | Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005450 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005450 | Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005450 | Brokers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005450 | Community Banks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005450 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000177205 | Top10HoldingBank of AmericaBNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177205 | Top10HoldingMastercardBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177205 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177205 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000177205 | Top10HoldingGoldman Sachs GroupBNY-38141G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177205 | Top10HoldingWells FargoBNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177205 | Top10HoldingCharles SchwabBNY-808513105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177205 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177205 | Top10HoldingCapital One FinancialBNY-14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177205 | Top10HoldingMorgan StanleyBNY-617446448
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177205 | Money Center Banks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000177205 | Payments
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000177205 | Investment Banks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000177205 | Large Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177205 | Primary Commercial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177205 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177205 | Brokerage & Wealth Managers
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000177205 | Brokers
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000177205 | Community Banks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177205 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	26.10%